Trade and Other Receivables - Changes in the allowance for doubtful accounts (Details) - KRW (₩) ₩ in Millions				12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ 212,759	₩ 215,868	₩ 173,583	₩ 212,759	₩ 215,868	₩ 173,583
Effect of change in accounting policy	0	0	6,641
Loss allowance as at January 1 under IFRS 9	212,759	215,868	180,224
Changes in allowance account for credit losses of financial assets
Bad debt expense				24,021	29,221	41,498
Write-off				(20,332)	(10,106)	(7,696)
Reversal				(3,373)	(41,940)	(1,726)
Others				(4,085)	19,716	3,568
Ending balance				208,990	212,759	215,868
Other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	114,155	104,726	78,008	114,155	104,726	78,008
Effect of change in accounting policy	0	0	128
Loss allowance as at January 1 under IFRS 9	₩ 114,155	₩ 104,726	₩ 78,136
Changes in allowance account for credit losses of financial assets
Bad debt expense				27,329	19,206	17,817
Write-off				(1,910)	(1,146)	(244)
Reversal				(2,464)	0	(143)
Others				(4,731)	(8,631)	9,160
Ending balance				₩ 132,379	₩ 114,155	₩ 104,726